UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-10343

Morgan Stanley Nasdaq-100 Index Fund
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	November 30, 2006

Date of reporting period:	August 31, 2006

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Nasdaq-100 Index Fund

Portfolio of Investments August 31, 2006( unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (94.5%)
	Advertising/Marketing Services (0.3%)
2,388	Lamar Advertising Co. (Class A)*	$124,892

	Air Freight/Couriers (1.1%)
4,769	C.H. Robinson Worldwide, Inc.	218,516
5,953	Expeditors International of Washington, Inc.	237,346
		455,862
	Apparel/Footwear Retail (0.4%)
4,016	Ross Stores, Inc.	98,352
4,912	Urban Outfitters, Inc.*	77,069
		175,421
	Biotechnology (9.2%)
15,620	Amgen Inc.*	1,061,067
3,383	Amylin Pharmaceuticals, Inc.*	153,351
10,623	Biogen Idec Inc.*	468,899
9,790	Celgene Corp.*	398,355
9,276	Genzyme Corp.*	614,349
12,735	Gilead Sciences, Inc.*	807,399
7,565	MedImmune, Inc.*	209,097
		3,712,517
	Broadcasting (0.7%)
43,211	Sirius Satellite Radio Inc.*	176,733
7,571	XM Satellite Radio Holdings Inc. (Class A)*	98,120
		274,853
	Cable/Satellite TV (3.2%)
27,152	Comcast Corp. (Class A)*	950,320
6,044	EchoStar Communications Corp. (Class A)*	191,897
6,738	Liberty Global Inc. (Class A)*	159,084
		1,301,301
	Casino/Gaming (0.6%)
3,116	Wynn Resorts, Ltd.*	241,209

	Chemicals: Specialty (0.3%)
1,827	Sigma-Aldrich Corp.	132,695

	Computer Communications (3.8%)
61,983	Cisco Systems, Inc.*	1,363,006
10,567	Juniper Networks, Inc.*	155,018
		1,518,024
	Computer Peripherals (1.0%)
11,119	Network Appliance, Inc.*	380,714

	Computer Processing Hardware (7.5%)
33,713	Apple Computer, Inc.*	2,287,427
23,905	Dell Inc.*	539,058
43,241	Sun Microsystems, Inc.*	215,773
		3,042,258
	Contract Drilling (0.3%)
4,923	Patterson-UTI Energy, Inc.	134,890

	Data Processing Services (1.8%)
2,476	CheckFree Corp.*	88,641
6,246	Fiserv, Inc.*	275,886
10,239	Paychex, Inc.	367,682
		732,209
	Discount Stores (2.5%)
7,054	Costco Wholesale Corp.	330,057
4,651	Sears Holdings Corp.*	670,256
		1,000,313

	Electrical Products (0.2%)
5,507	American Power Conversion Corp.	96,758

	Electronic Components (1.3%)
17,838	Flextronics International Ltd. (Singapore)*	210,488
5,093	SanDisk Corp.*	300,080
		510,568
	Electronic Distributors (0.3%)
2,347	CDW Corp.	136,830

	Electronic Equipment/Instruments (0.3%)
55,049	JDS Uniphase Corp.*	124,961

	Electronic Production Equipment (2.5%)
22,984	Applied Materials, Inc.	387,970
8,412	Cadence Design Systems, Inc.*	138,209
6,847	KLA-Tencor Corp.	300,652
4,127	Lam Research Corp.*	176,594
		1,003,425
	Food Retail (0.5%)
3,904	Whole Foods Market, Inc.	209,332

	Home Improvement Chains (0.4%)
4,104	Fastenal Co.	150,535

	Information Technology Services (1.2%)
6,150	Citrix Systems, Inc.*	188,682
3,889	Cognizant Technology Solutions Corp. (Class A)*	271,880
		460,562
	Internet Retail (1.2%)
7,885	Amazon.com, Inc.*	243,095
8,952	IAC/InterActiveCorp*	254,953
		498,048
	Internet Software/Services (6.3%)
4,208	Akamai Technologies, Inc.*	164,954
10,264	BEA Systems, Inc.*	140,925
6,859	Check Point Software Technologies Ltd. (Israel)*	127,509
3,716	Google, Inc. (Class A)*	1,406,617
6,569	VeriSign, Inc.*	132,957
19,246	Yahoo!, Inc.*	554,670
		2,527,632
	Media Conglomerates (0.2%)
6,765	Discovery Holding Company (Class A)*	94,778

	Medical Distributors (0.3%)
3,779	Patterson Companies, Inc.*	116,469

	Medical Specialties (1.4%)
9,417	Biomet, Inc.	308,030
4,308	DENTSPLY International, Inc.	140,355
1,038	Intuitive Surgical, Inc.*	97,987
		546,372
	Medical/Nursing Services (0.2%)
2,621	Lincare Holdings, Inc.*	97,056

	Miscellaneous Commercial Services (0.5%)
5,733	Cintas Corp.	212,293

	Other Consumer Services (3.1%)
4,965	Apollo Group, Inc. (Class A)*	249,293
29,888	eBay Inc.*	832,680
9,436	Expedia, Inc.*	153,996
		1,235,969
	Packaged Software (13.3%)
16,676	Adobe Systems, Inc.*	540,969
6,861	Autodesk, Inc.*	238,488

12,466	Intuit Inc.*	376,723
99,778	Microsoft Corp. **	2,563,297
63,215	Oracle Corp.*	989,315
5,139	Red Hat, Inc.*	119,430
29,356	Symantec Corp.*	547,196
		5,375,418
	Personnel Services (0.4%)
3,728	Monster Worldwide, Inc.*	151,879

	Pharmaceuticals: Other (1.9%)
3,001	Sepracor, Inc.*	141,077
17,872	Teva Pharmaceutical Industries Ltd. (ADR) (Israel)	621,231
		762,308
	Recreational Products (1.3%)
7,018	Activision, Inc.*	90,532
8,704	Electronic Arts Inc.*	443,643
		534,175
	Restaurants (2.3%)
30,327	Starbucks Corp.*	940,440

	Semiconductors (9.2%)
14,353	Altera Corp.*	290,361
7,086	ATI Technologies Inc. (Canada)*	152,278
12,155	Broadcom Corp. (Class A)*	357,843
57,889	Intel Corp.	1,131,151
11,533	Linear Technology Corp.	392,237
15,848	Marvell Technology Group, Ltd. (Bermuda)*	277,498
12,771	Maxim Integrated Products, Inc.	371,636
5,065	Microchip Technology Inc.	173,020
9,838	NVIDIA Corp.*	286,384
12,951	Xilinx, Inc.	296,189
		3,728,597
	Services to the Health Industry (0.7%)
3,493	Express Scripts, Inc.*	293,691

	Specialty Stores (1.9%)
10,787	Bed Bath & Beyond Inc.*	363,846
3,943	PETsMART, Inc.	98,969
13,900	Staples, Inc.	313,584
		776,399
	Specialty Telecommunications (0.7%)
10,037	NTL INC	265,880

	Telecommunication Equipment (7.9%)
5,960	Comverse Technology, Inc.*	124,564
5,716	Garmin Ltd. (Cayman Islands)	267,280
57,452	QUALCOMM, Inc.	2,164,217
5,300	Research In Motion Ltd. (Canada)*	437,250
3,124	Telefonaktiebolaget LM Ericsson (ADR) (Sweden)	104,342
7,258	Tellabs, Inc.*	73,959
		3,171,612
	Trucks/Construction/Farm Machinery (1.5%)
3,450	Joy Global Inc.	150,213
7,966	PACCAR, Inc.	435,501
		585,714
	Wireless Telecommunications (0.8%)
2,830	Millicom Intl Cellular S.A.*	110,427
4,212	NII Holdings, Inc.*	224,710
		335,137
	TOTAL COMMON STOCKS (Cost $28,375,295)	38,169,996

PRINCIPAL
AMOUNT IN
THOUSANDS
	SHORT-TERM INVESTMENT (5.6%)
	REPURCHASE AGREEMENT
$2,250	Joint repurchase agreement account 5.27% due 09/01/06 (dated 08/31/06; proceeds $2,250,329) (a) (Cost $2,250,000)		2,250,000

	TOTAL INVESTMENTS (Cost $30,625,295)(b)(c)	100.1%	40,419,996
	LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(40,037)
	NET ASSETS	100.0%	$40,379,959

ADR	American Depositary Receipt.
*	Non-income producing security.
**	A portion of this security is physically segregated in connection with open futures contracts in the amount of $210,000 .
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)	Securities have been designated as collateral in an amount equal to $1,975,003 in connection with open futures contracts.
(c)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $11,591,871and the aggregate gross unrealized depreciation is $1,797,170, resulting in net unrealized appreciation of $9,794,701.

Futures Contracts Open at August 31, 2006:

NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	UNREALIZED
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	APPRECIATION

35	Long	Nasdaq-100 E-Mini September 2006	$1,108,100	$20,225

7	Long	Nasdaq-100 Index September 2006	1,108,100	10,850

		Total Unrealized Appreciation		$31,075

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Nasdaq-100 Index Fund

/s/ Ronald E. Robison

Ronald E. Robison

Principal Executive Officer

October 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison

Ronald E. Robison

Principal Executive Officer

October 19, 2006

/s/ Francis Smith

Francis Smith

Principal Financial Officer

October 19, 2006